RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions
(a)	Related parties

Names of related parties	Relationship with the Company
Shanghai Tianshu Zhixin Semiconductor Co., Ltd (“Tianshu”)	An entity significantly influenced by the Company’s controlling shareholder
Goumei (Zhejiang) Information Technology Co., Ltd (“Goumei”) and its wholly owned subsidiaries (“Goumei Group”)	A Group significantly influenced by the Company’s controlling shareholder
YXT.Com Group Holding Limited. and its subsidiaries (“YXT.Com Group”)	A Group significantly influenced by the Company’s controlling shareholder

(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$

Services received from:
—Goumei Group	48,258	116,633	53,941	7,699
—YXT.Com Group	784	1,037	1,072	153

Assets purchased from
—Tianshu	33,850	—	—	—

(c)	Other than disclosed elsewhere, the Group had the following significant amounts due to/from related party as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Amounts due to:
—Goumei Group	6,426	5,844	834

Amounts due from:
—YXT.Com Group	1,057	558	80